Grants and other liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of June 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Grants	999,258	1,028,765
Other Liabilities	222,444	201,002
Grants and other non-current liabilities	1,221,702	1,229,767